1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Supplier A
Major suppliers representing 10% or more total purchases	40.00%	39.00%
Supplier B
Major suppliers representing 10% or more total purchases	14.00%	13.00%
Supplier C
Major suppliers representing 10% or more total purchases		12.00%